GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 0.98%
243,600	Kirkland Lake Gold Ltd(a)	$ 10,131,324
119,900	RPM International Inc	9,310,235
		19,441,559
Communications — 5.14%
93,833	Bright Health Group Inc(a)(b)	765,677
400,300	Corning Inc	14,606,947
80,200	Etsy Inc(b)	16,678,392
130,796	Farfetch Ltd Class A(b)	4,902,234
64,600	IAC/InterActiveCorp(b)	8,416,734
211,900	Liberty Media Corp-Liberty Formula One Class C(b)	10,893,779
78,200	Match Group Inc(b)	12,276,618
52,100	Pinterest Inc Class A(b)	2,654,495
1,082,600	Roofoods Ltd(b)(c)	4,006,234
69,700	Spotify Technology SA(b)	15,706,198
65,800	Upwork Inc(b)	2,962,974
66	Venture Global LNG Inc Series B(b)(c)(d)	302,946
410	Venture Global LNG Inc Series C(b)(c)(d)	1,881,937
184,588	Vimeo Inc(b)	5,421,350
2,600	Wayfair Inc Class A(a)(b)	664,326
		102,140,841
Consumer, Cyclical — 13.19%
2,600	Alaska Air Group Inc(b)	152,360
95,100	Aptiv PLC(b)	14,167,047
79,000	Bath & Body Works Inc	4,979,370
107,000	Burlington Stores Inc(b)	30,341,990
105,900	Casey's General Stores Inc	19,956,855
12,000	Chipotle Mexican Grill Inc(b)	21,810,240
105,900	Dollar General Corp	22,465,626
105,500	Dollar Tree Inc(b)	10,098,460
25,800	Domino's Pizza Inc	12,305,568
131,000	DraftKings Inc Class A(a)(b)	6,308,960
26,100	Five Below Inc(b)	4,614,741
205,900	Hilton Worldwide Holdings Inc(b)	27,201,449
10,200	Lululemon Athletica Inc(b)	4,127,940
292,000	MGM Resorts International	12,599,800
103,884	Olaplex Holdings Inc(b)	2,545,158
32,446	On Holding AG(b)(c)	977,598
35,700	O'Reilly Automotive Inc(b)	21,814,842
88,100	Ross Stores Inc	9,589,685
316,500	Southwest Airlines Co(b)	16,277,595
44,000	Vail Resorts Inc	14,698,200
62,600	VF Corp	4,193,574
12,593	Warby Parker Inc(b)	668,059
		261,895,117
Consumer, Non-Cyclical — 31.42%
271,200	Acadia Healthcare Co Inc(b)	17,297,136
71,405	Agilon Health Inc(a)(b)	1,871,525
168,100	Alcon Inc(a)	13,527,007
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
350,000	Alkermes PLC(b)	$ 10,794,000
67,500	Alnylam Pharmaceuticals Inc(b)	12,744,675
32,900	Argenx SE ADR(b)	9,935,800
759,000	Avantor Inc(b)	31,043,100
88,700	Avery Dennison Corp	18,379,527
16,359	Boston Beer Co Inc Class A(b)	8,339,000
51,000	Bright Horizons Family Solutions Inc(b)	7,110,420
475,000	Bruker Corp	37,097,500
382,400	Catalent Inc(b)	50,885,968
65,100	Cooper Cos Inc	26,906,481
244,800	CoStar Group Inc(b)	21,067,488
118,400	DENTSPLY SIRONA Inc	6,873,120
417,500	Elanco Animal Health Inc(b)	13,314,075
79,100	Equifax Inc	20,045,522
77,300	Exact Sciences Corp(b)	7,378,285
122,000	Exelixis Inc(b)	2,579,080
89,800	FleetCor Technologies Inc(b)	23,462,046
696,300	Hologic Inc(b)	51,393,903
46,900	ICU Medical Inc(b)	10,945,522
135,713	Incyte Corp(b)	9,334,340
192,100	Ionis Pharmaceuticals Inc(b)	6,443,034
16,000	Kodiak Sciences Inc(b)	1,535,680
13,409	LegalZoom.Com Inc(a)(b)	353,998
23,500	MarketAxess Holdings Inc	9,886,215
26,500	Molina Healthcare Inc(b)	7,189,715
801,000	Multiplan Corp(a)(b)	4,509,630
77,400	Neurocrine Biosciences Inc(b)	7,423,434
309,295	Ortho Clinical Diagnostics Holdings PLC(b)	5,715,772
338,700	Perrigo Co PLC(a)	16,030,671
30,300	PPD Inc(b)	1,417,737
91,800	Quidel Corp(b)	12,957,570
210,500	Reynolds Consumer Products Inc	5,755,070
90,400	Seagen Inc(b)	15,349,920
111,553	Teleflex Inc	42,005,282
321,500	Terminix Global Holdings Inc(b)	13,396,905
8,210	Toast Inc(b)	410,090
222,300	TransUnion	24,966,513
180,200	TreeHouse Foods Inc(b)	7,186,376
52,000	Ultragenyx Pharmaceutical Inc(b)	4,689,880
44,700	Verisk Analytics Inc	8,952,069
36,000	West Pharmaceutical Services Inc	15,283,440
		623,784,521
Energy — 0.14%
99,700	Shoals Technologies Group Inc Class A(b)	2,779,636
Financial — 5.32%
103,700	Assurant Inc	16,358,675

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
Financial — (continued)
192,100	Axis Capital Holdings Ltd	$ 8,844,284
132,500	Cboe Global Markets Inc	16,411,450
65,800	Kemper Corp	4,394,782
360,500	KKR & Co Inc	21,947,240
58,050	Raymond James Financial Inc	5,356,854
386,761	SoFi Technologies Inc(b)	6,141,765
226,900	Tradeweb Markets Inc Class A	18,328,982
144,900	Webster Financial Corp	7,891,254
		105,675,286
Industrial — 18.21%
247,700	Agilent Technologies Inc	39,020,181
144,700	Amphenol Corp Class A	10,596,381
237,208	Ardagh Metal Packaging SA(b)	2,362,592
489,800	Ball Corp	44,067,306
219,900	BWX Technologies Inc	11,843,814
60,600	Cognex Corp	4,861,332
476,054	Colfax Corp(b)	21,850,878
245,000	Fortive Corp	17,289,650
91,500	IDEX Corp	18,935,925
719,900	Ingersoll Rand Inc(b)	36,290,159
164,700	JB Hunt Transport Services Inc	27,541,134
167,200	Keysight Technologies Inc(b)	27,469,288
6,300	Littelfuse Inc	1,721,601
26,868	Martin Marietta Materials Inc	9,180,258
323,000	National Instruments Corp	12,671,290
50,500	Packaging Corp of America	6,940,720
283,900	Sealed Air Corp	15,554,881
614,700	Textron Inc	42,912,207
82,800	Waste Connections Inc	10,427,004
		361,536,601
Technology — 19.37%
31,600	Atlassian Corp PLC Class A(b)	12,368,872
30,900	Bill.com Holdings Inc(b)	8,248,755
197,100	Black Knight Inc(b)	14,191,200
42,100	Broadridge Financial Solutions Inc	7,015,544
253,227	CCC Intelligent Solutions Holdings Inc(a)(b)	2,661,416
206,200	Ceridian HCM Holding Inc(b)	23,222,244
91,200	Citrix Systems Inc	9,792,144
916,183	Clarivate PLC(b)	20,064,407
27,371	Clear Secure Inc(a)(b)	1,123,580
46,600	Crowdstrike Holdings Inc Class A(b)	11,453,348
96,100	DocuSign Inc(b)	24,739,023
39,100	Doximity Inc Class A(a)(b)	3,155,370
159,700	Entegris Inc	20,106,230
67,000	Fortinet Inc(b)	19,566,680
25,100	Jack Henry & Associates Inc	4,117,906
66,800	KLA Corp	22,345,268
Shares		Fair Value
Technology — (continued)
59,000	Lattice Semiconductor Corp(b)	$ 3,814,350
58,300	Leidos Holdings Inc	5,604,379
554,300	Marvell Technology Inc	33,429,833
307,200	Microchip Technology Inc	47,152,128
53,500	nCino Inc(b)	3,800,105
157,900	Playtika Holding Corp(b)	4,362,777
4,506	Procore Technologies Inc(a)(b)	402,566
15,891	Procore Technologies Inc(b)(c)	1,348,717
92,300	PTC Inc(b)	11,056,617
34,400	Roper Technologies Inc	15,346,872
16,776	SentinelOne Inc(a)(b)	898,690
90,300	Skyworks Solutions Inc	14,879,634
45,061	Splunk Inc(b)	6,520,777
57,088	Thoughtworks Holding Inc(b)(c)	1,638,997
77,200	Veeva Systems Inc Class A(b)	22,246,724
1,052,200	Zynga Inc Class A(b)	7,923,066
		384,598,219
Utilities — 1.32%
91,100	Ameren Corp	7,379,100
51,400	Eversource Energy	4,202,464
116,100	Sempra Energy	14,686,650
		26,268,214
TOTAL COMMON STOCK — 95.09% (Cost $1,220,502,821)		$1,888,119,994
CONVERTIBLE PREFERRED STOCK
Consumer, Cyclical — 1.71%
3,843	Maplebear Inc DBA Instacart Series I 0.00%(c)(d)	480,375
323,569	Rivian Automotive Series D 0.00%(c)(d)	22,983,106
119,920	Rivian Automotive Series E 0.00%(c)(d)	8,517,917
47,688	Sila Nanotechnologies Inc 0.00%(b)(c)(d)	1,968,084
		33,949,482
Technology — 0.07%
3,651	Databricks Inc Series G 0.00%(c)(d)	804,872
44,193	WeWork Series D-1 0.00%(c)	473,283
19,307	WeWork Series D-2 0.00%(c)	206,768
		1,484,923
TOTAL CONVERTIBLE PREFERRED STOCK — 1.78% (Cost $9,487,500)		$35,434,405

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
2,835,000	BlackRock FedFund Institutional Class(e), 0.03%(f)	$ 2,835,000
810,000	Federated Hermes Government Obligations Fund Premier Shares(e), 0.03%(f)	810,000
1,066,000	Fidelity® Investments Money Market Government Portfolio Institutional Class(e), 0.01%(f)	1,066,000
2,835,000	Goldman Sachs Financial Square Government Fund Institutional Class(e), 0.03%(f)	2,835,000
2,835,000	Invesco Government & Agency Portfolio Institutional Class(e), 0.03%(f)	2,835,000
3,046,000	JPMorgan U.S. Government Money Market Fund Capital Shares(e), 0.03%(f)	3,046,000
2,835,000	Morgan Stanley Institutional Liquidity Government Portfolio Institutional Class(e), 0.03%(f)	2,835,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.82% (Cost $16,262,000)		$16,262,000
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.71%
$14,200,000	Federal Home Loan Bank(g) 0.00%, 10/01/2021	14,200,000
Repurchase Agreements — 0.77%
273,802	Undivided interest of 65.01% in a repurchase agreement (principal amount/value $421,173 with a maturity value of $421,174) with JP Morgan Securities, 0.05%, dated 9/30/21 to be repurchased at $273,802 on 10/1/21 collateralized by U.S. Treasury securities, 0.50% - 2.88%, 2/15/23 - 4/30/26, with a value of $429,597.(e)	273,802
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 7,480,227	Undivided interest of 8.11% in a repurchase agreement (principal amount/value $92,234,491 with a maturity value of $92,234,619) with RBC Capital Markets Corp, 0.05%, dated 9/30/21 to be repurchased at $7,480,227 on 10/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/31/21 - 5/1/58, with a value of $94,079,185.(e)	$ 7,480,227
7,480,227	Undivided interest of 9.86% in a repurchase agreement (principal amount/value $75,803,310 with a maturity value of $75,803,415) with Bank of America Securities Inc, 0.05%, dated 9/30/21 to be repurchased at $7,480,227 on 10/1/21 collateralized by Federal National Mortgage Association securities, 1.50% - 5.00%, 9/1/31 - 7/1/60, with a value of $77,319,376.(e)	7,480,227
		15,234,256
TOTAL SHORT TERM INVESTMENTS — 1.48% (Cost $29,434,256)		$29,434,256
TOTAL INVESTMENTS — 99.17% (Cost $1,275,686,577)		$1,969,250,655
OTHER ASSETS & LIABILITIES, NET — 0.83%		$16,426,610
TOTAL NET ASSETS — 100.00%		$1,985,677,265

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
(a)	All or a portion of the security is on loan at September 30, 2021.
(b)	Non-income producing security.
(c)	Restricted security; further details of these securities are included in a subsequent table.
(d)	Security is fair valued under procedures adopted by the Board of Directors.
(e)	Collateral received for securities on loan.
(f)	Rate shown is the 7-day yield as of September 30, 2021.
(g)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
ADR	American Depositary Receipt
At September 30, 2021, the Fund held the following restricted securities:
Security	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Common Stock
On Holding AG	09/15/2021	$778,704	$977,598	0.05%
Procore Technologies Inc	05/20/2021	853,982	1,348,717	0.07
Roofoods Ltd	03/31/2021	1,925,650	4,006,234	0.20
Thoughtworks Holding Inc	09/15/2021	1,198,848	1,638,997	0.08
Venture Global LNG Inc Series B	03/08/2018	199,320	302,946	0.02
Venture Global LNG Inc Series C	10/16/2017-03/08/2018	1,504,805	1,881,937	0.09
Convertible Preferred Stock
Databricks Inc Series G	02/01/2021	647,570	804,872	0.04
Maplebear Inc DBA Instacart Series I	02/26/2021	480,375	480,375	0.02
Rivian Automotive Series D	12/23/2019	3,476,426	22,983,106	1.16
Rivian Automotive Series E	07/10/2020	1,857,561	8,517,917	0.43
Sila Nanotechnologies Inc	01/07/2021	1,968,217	1,968,084	0.10
WeWork Series D-1	12/09/2014	735,866	473,283	0.02
WeWork Series D-2	12/09/2014	321,485	206,768	0.01
		$15,948,809	$45,590,834	2.29%
See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2021

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2021, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments. There were no transfers in or out of Level 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$1,885,935,111	$—	$2,184,883	$1,888,119,994
Convertible Preferred Stock	—	680,050	34,754,355	35,434,405
Government Money Market Mutual Funds	16,262,000	—	—	16,262,000
Short Term Investments	—	29,434,256	—	29,434,256
Total Assets	$1,902,197,111	$30,114,306	$36,939,238	$1,969,250,655
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 30, 2021